Advances for Vessels and Drilling Units under Construction and Acquisitions	12 Months Ended
Dec. 31, 2015
Advances for Vessels and Drilling Units under Construction and Acquisitions [Abstract]
Advances for Vessels and Drilling Units under Construction and Acquisitions:
6. Advances for Vessels and Drilling Units under Construction and Acquisitions:

The amount shown in the accompanying consolidated balance sheet as at December 31, 2015 include milestone payments relating to the drilling units building contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2.

As of December 31, 2014 and 2015, the movement of the advances for vessels and drilling units under construction and acquisitions are set forth below:

	December 31,
	2014	2015
Balance at beginning of year	$679,008	$623,984
Advances for drilling units under construction and related costs	691,755	465,650
Cancellation of vessel acquisitions	(15,240)	-
Drilling units delivered	(731,539)	(728,393)
Deconsolidation of Ocean Rig	-	(361,241)

Balance at end of year	$623,984	$-

On April 12, 2011, the Company concluded an order with an established Chinese shipyard for two 176,000 dwt drybulk vessels, namely hull number H1241 and H1242, for an aggregated price of $54,164 per vessel. On March 26, 2013, the Company concluded two Memoranda of Agreements with an unrelated party for the sale of the Capesize newbuildings, Hull 1241 and Hull 1242, for a sale price of $71,000 in the aggregate. An impairment loss of $31,617 in the aggregate, was recognized in 2013 as a result of the reduction of the vessels' carrying amount to their fair value. In addition, an amount of $10,245 related to this agreement was paid in 2013 and included in "Contract termination fees and other" in the consolidated financial statements. On May 23, 2013 and June 17, 2013, Hull 1241 and Hull 1242, were delivered to their new owners, respectively.

On December 16, 2011, the Company placed an order for four 75,900 dwt Panamax ice class bulk vessels, namely hull number H1259, H1260, H1261 and H1262, with Jiangsu Rongsheng Heavy Industries, for a price of $34,000 each. On August 24, 2014, the Company agreed with Jiangsu Rongsheng Heavy Industries to cancel the construction of the four newbuilding Ice class Panamax vessels. On September 2, 2014, the Company received in connection with the cancellation of these newbuilding contracts all installments previously paid to the shipyard of $11,560, plus interest, which resulted to a loss of $1,307 recognized in the consolidated statement of operations for the year ended December 31, 2014.

In connection with OceanFreight's acquisition, the Company acquired the orders for five Very Large Ore Carriers, or VLOCs with an established Chinese shipyard. On September 10, 2012, the vessel Fakarava was delivered to the Company while on May 23, 2013 and June 18, 2013, the Company took delivery of its newbuilding VLOC's Negonego (ex. H1229) and Rangiroa (ex. H1228), respectively. During March 2013, the Company accepted an offer from an entity affiliated with Mr. George Economou, the Company's Chairman, President and Chief Executive Officer (Note 4), for the novation of the shipbuilding contracts of two VLOC under construction, Hull 1239 and Hull 1240, scheduled for delivery during the fourth quarter 2013 and the first quarter 2014, respectively. An impairment loss of $11,873 in the aggregate, was recognized in 2013, as a result of the reduction of the vessels carrying amount to their fair value. In addition, due to the novation agreements, which were signed on April 17, 2013, an amount of $18,305 was paid in 2013 and included in "Contract termination fees and other" in the consolidated financial statements.

On November 22, 2010, the Company placed an order for twelve tanker vessels (six Aframax and six Suezmax), with an established Korean shipyard, for a total consideration of $771,000. On January 18, 2011, March 23, 2011, April 29, 2011 and October 7, 2011, the Company took delivery of its newbuilding tankers Saga, Vilamoura, Daytona and Belmar, respectively. On January 3, 2012, April 25, 2012 and May 31, 2012, the Company took delivery of its newbuilding tankers Calida, Lipari and Petalidi, respectively, while on January 8, 2013, January 15, 2013 and January 31, 2013, the Company took delivery of its newbuilding tankers Alicante, Mareta and Bordeira. On December 27, 2012, the Company entered into two novation agreements with an unrelated party for the sale of the remaining two newbuilding tankers Esperona and Blanca

Ocean Rig
On April 18, 2011, April, 27, 2011, June 23, 2011 and September 20, 2012, pursuant to the option contract with a major shipyard in Korea, the Company's affiliate, Ocean Rig exercised four of its six newbuilding drilling unit options, and entered into building contracts for four seventh generation ultra-deepwater drilling units, namely the Ocean Rig Mylos, the Ocean Rig Skyros, the Ocean Rig Athena, and the Ocean Rig Apollo for a total contractual cost of approximately $608,000 per drilling unit for the initial three and $683,000 for the fourth. The Ocean Rig Mylos, the Ocean Rig Skyros, the Ocean Rig Athena and the Ocean Rig Apollo were delivered on August 19, 2013, December 20, 2013, March 24, 2014 and March 5, 2015, respectively.

On August 30, 2013, Drillship Santorini Owners Inc., a wholly owned subsidiary of Ocean Rig, the Company's affiliate, signed a contract to construct the Ocean Rig Santorini, a 7th generation ultra deepwater drilling unit at a major shipyard in Korea. This 7th generation drilling unit is a sister ship to the Ocean Rig Skyros, the Ocean Rig Athena and the Ocean Rig Apollo. The Ocean Rig Santorini, which is equipped with two blow-out preventers.

On April 8, 2014, two contracts between Drillship Crete Owners Inc. and Drillship Amorgos Owners Inc., two wholly owned subsidiaries of Ocean Rig, the Company`s affiliate and a major shipyard in Korea became effective for the construction of two seventh generation new integrated design drilling units at a major shipyard in Korea which are equipped with two blow-out preventers.

From June 8, 2015, Ocean Rig has been considered as an affiliated entity and not as a controlled subsidiary of the Company. As a result, Ocean Rig has been accounted for under the equity method and its advances for drilling units under construction and related costs are not consolidated in the Company's balance sheet as of December 31, 2015 and, consequently, additional disclosures for Ocean Rig's advances for 2015 have not been included.